INTANGIBLE ASSETS, NET - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
INTANGIBLE ASSETS, NET
Impairment of intangible assets	$ 0	$ 0
Amortization expense continuing operations	$ 2,234	$ 608